Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,140,583
Impairment Loss	0	$ (8,497)	$ 0
Balance ending of period	1,682,816	1,140,583
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,297,785	1,306,936
Additions	603,514	41,710
Disposals	(23,167)	(7,058)
Impairment Loss		(43,803)
Balance ending of period	1,878,132	1,297,785	1,306,936
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(157,202)	(151,350)
Disposals	14,445
Depreciation	(52,559)	(41,158)
Impairment loss		35,306
Balance ending of period	(195,316)	(157,202)	(151,350)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,140,583	1,155,586
Additions	603,514	41,710
Disposals	(8,722)	(7,058)
Depreciation	(52,559)	(41,158)
Impairment Loss		(8,497)
Balance ending of period	$ 1,682,816	$ 1,140,583	$ 1,155,586